Loans (Allowance for Loan Losses by Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	$ 15,734	$ 15,766	$ 15,520	$ 15,312	$ 15,312	$ 13,317	$ 11,016
Provision for Loan Losses	(200)	391	150	1,081	2,412	6,800	5,225
Recoveries	54	51	165	149	326	384	1,290
Loans Charged-off	(325)	(516)	(572)	(850)	(2,530)	(5,189)	(4,214)
Ending Balance	15,263	15,692	15,263	15,692	15,520	15,312	13,317
Commercial and Industrial Loans and Leases [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	4,753	4,460	4,555	3,493	3,493	3,713
Provision for Loan Losses	(452)	312	(257)	1,273	1,150	1,195
Recoveries	10	4	13	49	74	98
Loans Charged-off	(53)	(69)	(53)	(108)	(162)	(1,513)
Ending Balance	4,258	4,707	4,258	4,707	4,555	3,493
Commercial Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	8,879	9,234	8,931	9,297	9,297	7,497
Provision for Loan Losses	(53)	(202)	(47)	(144)	1,326	4,265
Recoveries	27	7	78	26	97	139
Loans Charged-off	(217)	(307)	(326)	(447)	(1,789)	(2,604)
Ending Balance	8,636	8,732	8,636	8,732	8,931	9,297
Agricultural Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	766	751	989	926	926	750
Provision for Loan Losses	51	139	(172)	(36)	63	176
Recoveries	0	0	0	0	0	0
Loans Charged-off	0	0	0	0	0	0
Ending Balance	817	890	817	890	989	926
Home Equity Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	118	204	141	258	258	220
Provision for Loan Losses	196	(17)	237	(30)	(32)	287
Recoveries	0	0	0	1	2	6
Loans Charged-off	(1)	(6)	(65)	(48)	(87)	(255)
Ending Balance	313	181	313	181	141	258
Consumer Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	189	196	214	190	190	362
Provision for Loan Losses	43	83	36	129	194	23
Recoveries	16	33	71	64	123	125
Loans Charged-off	(49)	(85)	(122)	(156)	(293)	(320)
Ending Balance	199	227	199	227	214	190
Residential Mortgage Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	300	441	186	402	402	543
Provision for Loan Losses	(16)	(8)	97	71	(47)	340
Recoveries	1	7	3	9	30	16
Loans Charged-off	(5)	(49)	(6)	(91)	(199)	(497)
Ending Balance	280	391	280	391	186	402
Unallocated [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	729	480	504	746	746	232
Provision for Loan Losses	31	84	256	(182)	(242)	514
Recoveries	0	0	0	0	0	0
Loans Charged-off	0	0	0	0	0	0
Ending Balance	$ 760	$ 564	$ 760	$ 564	$ 504	$ 746